COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 4 – COMMITMENTS AND CONTINGENCIES Service Agreement Jupiter Gold pays Brazil Minerals $2,500 per month for support services including facilities and personnel.